E1 Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Summary of Capital Stock

Parent Company	Class A shares	Class B shares	Total
December 31, 2024	1,309	15,434	16,743
December 31, 2023	1,309	15,413	16,722

Summary of Number of Shares
Number of shares

	Class A shares	Class B shares	Total
2024

As of January 1	261,755,983	3,082,395,752	3,344,151,735
As of December 31	261,755,983	3,086,495,752	3,348,251,735

2023

As of January 1	261,755,983	3,072,395,752	3,334,151,735
As of December 31	261,755,983	3,082,395,752	3,344,151,735

Summary of Changes in OCI by Components of Equity

	Translation reserves	1)	Cash flow hedge reserves	Revaluation of borrowings	Retained earnings	Total equity
2024

Remeasurements of defined benefits pension plans	–		–	–	739	739
Revaluation of credit risk on borrowings	–		–	–450	–	–450
Cash flow hedge reserve s	–		–3,240	–	–	–3,240
Cash flow hedge reserve s reclassification to profit and loss	–		725	–	–	725
Translation reserves changes	6,608		–	–	–	6,608
Translation reserves reclassification to profit and loss	73		–	–	–	73
Share of other comprehensive income of associates	40		–	–	–	40
Movement attributable to non-controlling interests	–147		–	–	–7	–154
Total	6,574		–2,515	–450	732	4,341

2023

Remeasurements of defined benefits pension plans	–		–	–	655	655
Revaluation of credit risk on borrowings	–		–	–530	–	–530
Cash flow hedge reserve s	–		374	–	–	374
Cash flow hedge reserve s reclassification to profit and loss	–		1,090	–	–	1,090
Translation reserves changes	–2,425		–	–	–	–2,425
Translation reserves reclassification to profit and loss	59		–	–	–	59
Share of other comprehensive income of associates	–10		–	–	–	–10
Movement attributable to non-controlling interests	50		–	–	–1	49
Total	–2,326		1,464	–530	654	–738

2022

Remeasurements of defined benefits pension plans	–		–	–	8,561	8,561
Revaluation of credit risk on borrowings	–		–	818	–	818
Cash flow hedge reserve s	–		2,331	–	–	2,331
Cash flow hedge reserve s reclassification to profit and loss	–		280	–	–	280
Cash flow hedge transfer to goodwill	–		–3,677	–	–	–3,677
Translation reserve changes	7,273		–	–	–	7,273
Translation reserve reclassification to profit and loss	–85		–	–	–	–85
Share of other comprehensive income of associates	49		–	–	–	49
Movement attributable to non-controlling interests	–143		–	–	11	–132
Total	7,094		–1,066	818	8,572	15,418

1)
Changes in translation reserves include changes regarding translation of goodwill in local currency of SEK 4,393 million (SEK –77 million in 2023 and SEK 5,070 million in 2022), and realized gains/losses net from divested/liquidated companies, SEK 73 million (SEK 59 million in 2023 and SEK –85 million in 2022).